CONSOLIDATED BALANCE SHEETS (Parenthetical) - USD ($) shares in Thousands, $ in Thousands	Apr. 30, 2026	Apr. 30, 2025
Statement of Financial Position [Abstract]
Allowance for doubtful accounts	$ 42,527	$ 40,461
Common stock, par value (in dollars per share)	$ 0.01	$ 0.01
Common stock, shares authorized (in shares)	150,000	150,000
Common stock, shares issued (in shares)	79,203	78,264
Common stock, shares outstanding (in shares)	50,225	51,458